UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB Number: 3235-0582
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FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                                        811-02319

Fort Dearborn Income Securities, Inc.
(Exact name of registrant as specified in charter)

One North Wacker Drive Chicago, Illinois 888-793-8637	60606-6114
(Address of principal executive offices)	(Zip code)

Eric Sanders UBS Global Asset Management (Americas) Inc. 51 West 52nd Street New York, New York 10019-6114

Registrant’s telephone number, including area code:		888-793-8637

Date of fiscal year end:	9/30

Date of reporting period:	7/1/2007 – 6/30/2008

Item 1. Proxy Voting Record.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-02319

Fort Dearborn Income Securities, Inc.

One North Wacker Drive

Chicago, Illinois  60606-2825

888-793-8637

Eric Sanders

UBS Global Asset Management (Americas) Inc.

51 West 52nd Street

New York, New York 10019-6114

Fiscal year end: 9/30

Reporting Period: 07/01/2007 - 06/30/2008

==================== FORT DEARBORN INCOME SECURITIES, INC. =====================

Did not vote any securities during the reporting period

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fort Dearborn Income Securities, Inc.

Kai Sotorp *

President

Fort Dearborn Income Securities, Inc.

Head of the Americas

UBS Global Asset Management (Americas) Inc.

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Fort Dearborn Income Securities, Inc.

By (Signature and Title)*
/s/ Kai R. Sotorp*, President

Kai R. Sotorp

*(Signature affixed by Joseph Allessie by Power of Attorney effective June 30, 2008 and filed herewith).

Date	August 12, 2008

*Print the name and title of each signing officer under his or her signature.

UBS Cashfund Inc.

UBS Index Trust

UBS Investment Trust

UBS Money Series

UBS Master Trust

UBS Managed Municipal Trust

UBS Master Series, Inc.

UBS Municipal Money Market Series

UBS RMA Money Fund, Inc.

UBS RMA Tax-Free Fund, Inc.

UBS Series Trust

UBS PACE Select Advisors Trust

Global High Income Fund Inc.

Insured Municipal Income Fund Inc.

Investment Grade Municipal Income Fund Inc.

Managed High Yield Plus Fund Inc.

Strategic Global Income Fund, Inc.

The UBS Funds

SMA Relationship Trust

Fort Dearborn Income Securities Inc.

UBS Relationship Funds

Power of Attorney

Kai R. Sotorp, whose signature appears below, does hereby constitute and appoint Joseph Allessie, Keith Weller, Tammie Lee and Eric Sanders, each an officer of the above named investment companies (each hereafter the “Company”) individually with power of substitution or resubstitution, his true  and lawful attorney-in-fact and agent (“Attorney-in-Fact”) with full power of substitution and resubstitution for him in his name, place and stead, in any and all capacities, to file with the Securities and Exchange Commission the Company’s proxy voting record on Form N-PX with all exhibits and any amendments thereto, and sign Form N-PX and any amendments thereto in the name and on behalf of the undersigned as President and/or principal executive officer of the Company any and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said Attorney-in-Fact shall do or cause to be done by virtue thereof.

This Power of Attorney shall be revocable at any time by a writing signed by the undersigned and shall terminate automatically with respect to the Attorney-in-Fact named above if such Attorney-in-Fact ceases to be an officer of the Company and with respect to the Attorney-in-Fact named above if the undersigned ceases to be President and/or principal executive officer of the Company.

Effective Date:

June 30, 2008

By:	/s/ Kai R. Sotorp
Kai R. Sotorp